Convertible Notes Payable (Details 1) - Vista View Ventures, Inc. (Non-Interest Bearing Advances) [Member] - USD ($)	9 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Note Amount	$ 423,909
10% Convertible Note Payable Due June 30, 2017 [Member]
Date Issued	Jun. 30, 2015
Conversion Rate (in dollars per share)	$ 0.25
Note Amount	$ 54,006
10% Convertible Note Payable Due September 30, 2018 [Member]
Date Issued	Sep. 30, 2015
Conversion Rate (in dollars per share)	$ 0.25
Note Amount	$ 267,558
10% Convertible Note Payable Due December 31, 2018 [Member]
Date Issued	Dec. 31, 2015
Conversion Rate (in dollars per share)	$ 0.09
Note Amount	$ 102,345